VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

March 24, 2025

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:    Registration Statement on Form N-4

SEC File No. 333-282752

Brighthouse Life Insurance Company (RILA MVA) (Registrant)

Members of the Commission:

On behalf of the above-named Registrant, submitted for filing under the Securities Act of 1933, as amended, this submission is being made solely to obtain a class (i.e., contract) identifier for the following registered index-linked annuity contract issued by the Registrant:

Contract: Brighthouse Shield Level Pay Plus® II Advisory Annuity (333-282752).

Any questions regarding this submission should be directed to Michele H. Abate, Head of Securities Products and Funds Law, at (980) 949-5089.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate

Head of Securities Products and Funds Law